Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 27, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	2014 Quarters
	First	Second	Third	Fourth
	(in millions, except per share data)
Net revenues	$4,362	$4,747	$4,400	$4,696
Gross profit	$1,560	$1,521	$1,292	$472
Net earnings / (loss)	$513	$482	$446	$(398)
Per share data:
Basic earnings / (loss) per share	$0.86	$0.81	$0.75	$(0.68)
Diluted earnings / (loss) per share	$0.85	$0.80	$0.74	$(0.68)
Dividends declared	$0.525	$0.525	$—	$1.10
Market price – high	$56.56	$60.60	$61.10	$64.47
– low	$50.54	$55.47	$53.33	$53.63

	2013 Quarters
	First	Second	Third	Fourth
	(in millions, except per share data)
Net revenues	$4,513	$4,716	$4,394	$4,595
Gross profit	$1,470	$1,936	$1,486	$1,932
Net earnings	$456	$829	$500	$931
Per share data:
Basic earnings per share	$0.77	$1.39	$0.84	$1.56
Diluted earnings per share	$0.76	$1.38	$0.83	$1.54
Dividends declared	$0.50	$0.50	$—	$1.05
Market price – high	$52.29	$57.84	$58.76	$55.93
– low	$44.16	$49.79	$51.20	$51.72